Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Short Duration Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 53.0%
Communication Services 1.7%
Charter Communications Operating LLC, 4.908%, 7/23/2025		4,000,000	3,961,145
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027		1,500,000	1,432,477
Discovery Communications LLC, 3.45%, 3/15/2025		2,235,000	2,197,744
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024		333,333	331,333
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029		380,000	346,492
Rogers Communications, Inc., 5.0%, 2/15/2029		4,000,000	3,950,698
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		1,080,000	1,016,104
Sprint LLC, 7.625%, 3/1/2026		1,410,000	1,448,888
Tencent Holdings Ltd., 144A, 1.81%, 1/26/2026		3,000,000	2,844,350
T-Mobile U.S.A., Inc., 2.625%, 4/15/2026		1,350,000	1,283,924
			18,813,155
Consumer Discretionary 6.3%
Aptiv PLC, 2.396%, 2/18/2025		2,770,000	2,710,205
Carnival Corp.:
144A, 4.0%, 8/1/2028		555,000	521,210
144A, 5.75%, 3/1/2027		550,000	543,358
Clarios Global LP, 144A, 6.25%, 5/15/2026		1,409,000	1,407,596
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026		1,600,000	1,478,795
Expedia Group, Inc.:
3.8%, 2/15/2028		800,000	761,403
4.625%, 8/1/2027		2,849,000	2,797,460
144A, 6.25%, 5/1/2025		3,200,000	3,205,108
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027		1,450,000	1,450,033
5.85%, 5/17/2027		3,500,000	3,499,573
6.798%, 11/7/2028		1,270,000	1,312,283
6.95%, 3/6/2026		750,000	762,112
General Motors Financial Co., Inc.:
5.35%, 7/15/2027		4,000,000	3,988,771
5.4%, 4/6/2026		1,340,000	1,336,951
Hyundai Capital America:
144A, 5.275%, 6/24/2027		4,000,000	3,982,351
144A, 5.5%, 3/30/2026		5,000,000	4,994,728
144A, 5.95%, 9/21/2026		4,000,000	4,031,910
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	855,000	979,708
International Game Technology PLC, 144A, 4.125%, 4/15/2026		525,000	511,090
Las Vegas Sands Corp., 5.9%, 6/1/2027		1,500,000	1,507,962
LKQ Corp., 5.75%, 6/15/2028		4,000,000	4,037,681
Marriott International, Inc., 4.875%, 5/15/2029		1,960,000	1,935,070
Mattel, Inc.:
144A, 3.375%, 4/1/2026		495,000	475,198
144A, 3.75%, 4/1/2029		4,000,000	3,688,938
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025		1,040,000	1,018,611
NCL Corp. Ltd., 144A, 8.125%, 1/15/2029		310,000	324,803
Newell Brands, Inc., 6.375%, 9/15/2027 (b)		1,090,000	1,074,899
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026 (b)		730,000	747,542

O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,442,457
QVC, Inc., 4.45%, 2/15/2025	525,000	516,362
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,030,750
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	474,046
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,422,754
144A, 9.25%, 1/15/2029	930,000	992,835
Sands China Ltd., 5.125%, 8/8/2025	1,040,000	1,030,887
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,038,792
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,007,556
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,590,776
ZF North America Capital, Inc., 144A, 6.75%, 4/23/2030	1,500,000	1,527,662
		69,160,226
Consumer Staples 1.5%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,666,410
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,605,995
Coty, Inc.:
144A, 4.75%, 1/15/2029	2,000,000	1,900,853
144A, 5.0%, 4/15/2026	593,000	585,173
Imperial Brands Finance PLC, 144A, 5.5%, 2/1/2030 (c)	4,000,000	3,962,689
JBS USA Holding Lux SARL:
2.5%, 1/15/2027	960,000	893,230
3.0%, 2/2/2029	4,000,000	3,568,546
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,706,275
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	347,968
		16,237,139
Energy 3.6%
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	535,763
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,894,310
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	498,078
California Resources Corp., 144A, 8.25%, 6/15/2029	237,000	241,940
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,026,872
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,807,992
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	3,500,000	3,233,461
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,157,698
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,105,289
Energy Transfer LP, 4.05%, 3/15/2025	750,000	741,759
EnLink Midstream LLC, 144A, 5.625%, 1/15/2028	4,000,000	3,975,852
EQM Midstream Partners LP, 144A, 6.375%, 4/1/2029	400,000	404,043
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	863,599
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,488,694
HF Sinclair Corp., 144A, 6.375%, 4/15/2027	4,500,000	4,509,520
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,458,499
Plains All American Pipeline LP, 3.6%, 11/1/2024	2,022,000	2,006,847
TC PipeLines LP, 4.375%, 3/13/2025	1,891,000	1,872,601
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	500,000	507,782
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	1,185,000	1,079,227
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,094,191
		39,504,017
Financials 24.5%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,593,851
2.45%, 10/29/2026	2,110,000	1,968,279
6.5%, 7/15/2025	1,175,000	1,183,986

AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	825,777
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,932,479
Series C, 4.125%, Perpetual	1,000,000	903,963
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,523,893
144A, 5.25%, 8/11/2025	2,000,000	1,984,601
144A, 6.5%, 7/18/2028	1,350,000	1,375,304
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,301,387
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,931,060
5.95%, 7/15/2029	1,150,000	1,130,519
7.0%, 1/15/2027	3,050,000	3,101,147
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,507,933
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,760,148
144A, 4.25%, 4/15/2026	4,240,000	4,118,263
144A, 6.375%, 5/4/2028	1,330,000	1,350,633
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,963,406
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,344,154
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,037,007
Bank of America Corp.:
4.0%, 1/22/2025	750,000	742,862
5.933%, 9/15/2027	3,000,000	3,032,275
6.22%, 9/15/2026	3,000,000	3,058,417
Barclays PLC:
4.375%, Perpetual	3,000,000	2,519,112
6.49%, 9/13/2029	2,408,000	2,492,756
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,040,717
BGC Group, Inc., 144A, 6.6%, 6/10/2029	3,500,000	3,482,784
Blackstone Private Credit Fund:
144A, 5.95%, 7/16/2029	2,224,000	2,178,100
144A, 7.3%, 11/27/2028	1,500,000	1,554,350
Blackstone Secured Lending Fund:
3.625%, 1/15/2026	5,385,000	5,167,758
5.875%, 11/15/2027	1,640,000	1,628,083
Blue Owl Credit Income Corp., 144A, 6.6%, 9/15/2029 (b)	3,820,000	3,768,234
BNP Paribas SA, 144A, 5.497%, 5/20/2030	4,000,000	3,984,099
BPCE SA:
144A, 2.045%, 10/19/2027	2,500,000	2,295,049
144A, 4.875%, 4/1/2026	500,000	490,016
Capital One Financial Corp.:
2.636%, 3/3/2026	4,000,000	3,914,350
4.985%, 7/24/2026	1,940,000	1,923,134
5.7%, 2/1/2030	6,000,000	6,028,536
7.149%, 10/29/2027	980,000	1,012,779
Citigroup, Inc.:
5.174%, 2/13/2030	2,970,000	2,952,699
5.5%, 9/13/2025	750,000	749,174
Corebridge Global Funding, 144A, 5.2%, 1/12/2029	4,000,000	3,981,268
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,105,165
144A, 4.375%, 6/12/2028	4,000,000	3,854,756
144A, 6.466%, 1/9/2026	3,000,000	3,008,078
Discover Bank, 5.974%, 8/9/2028	4,100,000	4,094,831

Discover Financial Services:
3.95%, 11/6/2024	1,100,000	1,092,937
4.1%, 2/9/2027	1,291,000	1,241,157
Essent Group Ltd., 6.25%, 7/1/2029 (c)	6,000,000	5,995,731
Fiserv, Inc., 5.45%, 3/2/2028	1,710,000	1,725,323
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,128,754
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,955,014
4.7%, Perpetual	3,000,000	2,557,082
6.0%, Perpetual	500,000	482,799
7.336%, 11/3/2026	3,000,000	3,064,314
ING GROEP NV, 6.083%, 9/11/2027	2,910,000	2,942,296
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,361,475
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027 (c)	1,425,000	1,420,933
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	7,070,000	7,140,999
JPMorgan Chase & Co., 2.301%, 10/15/2025	4,000,000	3,959,802
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,798,915
KeyCorp., SOFR + 1.25%, 6.619% (d), 5/23/2025	2,850,000	2,839,512
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,821,825
4.65%, 3/24/2026	4,530,000	4,446,671
4.716%, 8/11/2026	1,440,000	1,423,439
5.985%, 8/7/2027	1,140,000	1,146,748
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,822,501
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	4,000,000	4,067,664
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	972,214
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,983,805
144A, SOFR + 0.92%, 6.294% (d), 9/23/2027	6,000,000	6,024,373
MGIC Investment Corp., 5.25%, 8/15/2028	5,000,000	4,867,946
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,155,408
Mizuho Financial Group, Inc., 5.376%, 5/26/2030	1,490,000	1,489,104
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,281,002
5.847%, 3/2/2027	1,200,000	1,202,805
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,088,786
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,452,220
5.099%, 7/3/2025	3,000,000	2,981,002
Nuveen LLC, 144A, 5.55%, 1/15/2030	450,000	452,402
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,050,623
144A, 3.625%, 3/1/2029	1,180,000	1,070,408
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	613,523
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	6,620,000	6,119,758
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,633,062
144A, 5.519%, 1/19/2028	3,000,000	2,962,200
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	993,657
144A, 4.75%, Perpetual	635,000	524,729
144A, 5.688%, 5/14/2028	1,680,000	1,680,253
144A, 6.17%, 1/9/2027 (b)	2,120,000	2,134,074
144A, 7.776%, 11/16/2025	1,560,000	1,570,482
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	940,673
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,337,928
Swedbank AB, 144A, 6.136%, 9/12/2026 (b)	3,000,000	3,037,093
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	992,495

Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,949,594
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,686,898
5.435%, 1/24/2030	1,610,000	1,605,807
6.047%, 6/8/2027	5,000,000	5,035,019
UBS Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,343,266
144A, 2.593%, 9/11/2025	1,180,000	1,172,158
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,729,145
		268,466,975
Health Care 2.8%
Bayer U.S. Finance LLC:
144A, 3.375%, 10/8/2024	1,745,000	1,732,397
144A, 6.125%, 11/21/2026	1,500,000	1,516,001
144A, 6.25%, 1/21/2029	3,000,000	3,063,226
CVS Pass-Through Trust, 6.036%, 12/10/2028	630,666	632,231
HCA, Inc.:
3.125%, 3/15/2027	3,000,000	2,834,339
4.5%, 2/15/2027	2,000,000	1,954,316
5.25%, 6/15/2026	1,000,000	995,533
Humana, Inc., 5.7%, 3/13/2026	6,000,000	5,997,061
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,888,404
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	505,261
Medline Borrower LP, 144A, 6.25%, 4/1/2029	370,000	374,188
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,853,298
Organon & Co., 144A, 4.125%, 4/30/2028	570,000	529,357
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,105,000	1,064,842
		30,940,454
Industrials 2.4%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,273,020
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,145,000	1,044,336
Block, Inc., 2.75%, 6/1/2026	420,000	396,731
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,229,438
144A, 6.259%, 5/1/2027	3,050,000	3,070,618
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,108,289
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,967,498
144A, 4.5%, 10/20/2025	260,000	256,851
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026	1,045,000	1,034,906
144A, 6.75%, 1/15/2031	290,000	295,853
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,883,829
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,022,558
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,782,116
144A, 4.0%, 7/15/2025	2,550,000	2,505,943
144A, 4.4%, 7/1/2027	2,440,000	2,373,670
TransDigm, Inc., 144A, 6.375%, 3/1/2029	515,000	517,597
		26,763,253
Information Technology 2.4%
CDW LLC, 4.125%, 5/1/2025	560,000	550,718
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,467,468
Concentrix Corp., 6.65%, 8/2/2026	6,230,000	6,294,571

DXC Technology Co., 1.8%, 9/15/2026	5,305,000	4,869,680
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,048,131
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,746,485
Global Payments, Inc., 4.95%, 8/15/2027	910,000	900,951
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,227,738
Microchip Technology, Inc., 4.25%, 9/1/2025	170,000	167,360
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,214,289
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,446,996
		25,934,387
Materials 3.0%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,096,403
Celanese U.S. Holdings LLC, 6.35%, 11/15/2028	1,430,000	1,469,297
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,129,571
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	1,060,000	1,052,571
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	361,940
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,632,317
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,484,448
REG S, 4.75%, 5/15/2025	500,000	494,816
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,393,901
Newmont Corp., 144A, 5.3%, 3/15/2026	1,450,000	1,449,516
NOVA Chemicals Corp., 144A, 8.5%, 11/15/2028	485,000	514,647
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,110,385
Olin Corp.:
5.125%, 9/15/2027	1,045,000	1,013,648
5.625%, 8/1/2029	3,000,000	2,942,667
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,528,518
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,110,307
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,805,725
		32,590,677
Real Estate 2.2%
Crown Castle, Inc., (REIT), 5.6%, 6/1/2029	4,000,000	4,034,153
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,047,987
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,259,993
(REIT), 1.25%, 7/15/2025	517,000	493,979
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,018,176
Office Properties Income Trust, 144A, (REIT), 9.0%, 9/30/2029	957,000	751,245
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,446,772
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	218,643
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,110,990
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,416,740
		23,798,678
Utilities 2.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,786,431
Alliant Energy Finance LLC, 144A, 5.95%, 3/30/2029	1,110,000	1,136,259
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,290,000	4,293,394
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,097,669
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	4,922,033
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,805,191
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,438,368
FirstEnergy Corp., Series B, 4.15%, 7/15/2027 (b)	3,000,000	2,878,646
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	911,149

NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	1,430,000	1,432,736
NextEra Energy Operating Partners LP:
144A, 4.25%, 7/15/2024	855,000	853,654
144A, 7.25%, 1/15/2029 (b)	250,000	256,368
NiSource, Inc., 5.25%, 3/30/2028	730,000	729,208
NRG Energy, Inc., 5.75%, 1/15/2028	1,075,000	1,066,609
Pacific Gas And Electric Co., 5.55%, 5/15/2029	1,360,000	1,363,060
Vistra Operations Co. LLC, REG S, 4.375%, 5/1/2029	1,145,000	1,066,146
		29,036,921
Total Corporate Bonds (Cost $586,007,885)		581,245,882

Mortgage-Backed Securities Pass-Throughs 3.6%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	48,281	46,931
4.5%, 7/1/2054 (c)	10,000,000	9,427,010
5.5%, 7/1/2054 (c)	10,000,000	9,859,000
6.0%, 7/1/2054 (c)	10,000,000	10,026,300
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2039 until 7/1/2054 (c)	10,015,227	10,056,780
7.0%, 6/20/2038	1,579	1,707
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,408,380)		39,417,728

Asset-Backed 16.5%
Automobile Receivables 6.3%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	327,552	325,204
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	955,446
“C”, Series 2024-1A, 144A, 6.48%, 6/20/2030	250,000	251,548
“C”, Series 2023-7A, 144A, 7.41%, 8/21/2028	5,000,000	5,139,026
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.635% (d), 12/26/2031	224,287	224,957
CarMax Auto Owner Trust:
“C”, Series 2020-3, 1.69%, 4/15/2026	750,000	748,610
“C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	998,378
Carvana Auto Receivables Trust:
“D”, Series 2021-N3, 1.58%, 6/12/2028	4,861,970	4,655,712
“D”, Series 2021-N4, 2.3%, 9/11/2028	2,084,364	2,011,243
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,009,198	999,812
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,323,135
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,019,891
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,465,138
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,414,463	1,394,435
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,976,496
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	351,145	350,195
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,910,538
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	2,259,211	2,267,746
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	249,164	248,948
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	404,101	396,616
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	263,450	260,267
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	750,010	741,303
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,947,750
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,339,529
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,012,206
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	1,106,553	1,104,224

Hertz Vehicle Financing III LLC, “C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	483,055
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,971,881
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,450,691
“D”, Series 2021-1A, 144A, 3.98%, 12/26/2025	5,000,000	4,933,895
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	1,181,000	1,183,431
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	102,275	99,909
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	381,827	373,001
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	54,547	53,310
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	26,667	26,555
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	78,226	77,365
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	42,020	41,848
“E”, Series 2021-3, 144A, 2.102%, 2/26/2029	136,367	133,869
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	53,896	53,429
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	10,699	10,665
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,550,602
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	638,664
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	589,159
Santander Bank Auto Credit-Linked Notes:
“B”, Series 2022-A, 144A, 5.281%, 5/15/2032	493,729	491,152
“C”, Series 2023-B, 144A, 5.933%, 12/15/2033	1,750,000	1,754,072
“D”, Series 2023-B, 144A, 6.663%, 12/15/2033	1,750,000	1,755,312
“C”, Series 2022-C, 144A, 6.986%, 12/15/2032	698,805	702,076
“D”, Series 2022-A, 144A, 9.965%, 5/15/2032	2,000,000	2,072,142
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	97,284	96,469
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	65,667	65,289
Santander Consumer Auto Receivables Trust:
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	183,946	179,524
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	879,178	855,258
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	800,000	790,703
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	865,408
“C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,509,719
U.S. Bank NA, “B”, Series 2023-1, 144A, 6.789%, 8/25/2032	1,477,593	1,483,671
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,513,113
		68,873,590
Credit Card Receivables 0.9%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	998,822
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,929,728
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,991,244
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,717,629
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	854,737
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	1,500,000	1,505,626
		9,997,786
Home Equity Loans 0.2%
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 6.085% (d), 1/25/2070	739,552	736,692

NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 30-day average SOFR + 1.164%, 6.51% (d), 12/25/2034	395,501	343,733
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 30-day average SOFR + 1.154%, 6.5% (d), 6/25/2034	1,508,945	1,430,576
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	18,492
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	86,328
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	35	34
		2,615,855
Miscellaneous 9.1%
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (d), 7/24/2037 (c)	2,700,000	2,700,000
American Homes 4 Rent Trust, “D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	361,943
Anchorage Capital CLO 20 Ltd., “A1”, Series 2021-20A, 144A, 90-day average SOFR + 1.462%, 6.786% (d), 1/20/2035	500,000	500,147
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 7.654% (d), 4/26/2037	1,875,000	1,880,488
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,843,179
Atrium XIV LLC, “B”, Series 14A, 144A, 90-day average SOFR + 1.962%, 7.289% (d), 8/23/2030	4,250,000	4,251,581
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 90-day average SOFR + 2.212%, 7.536% (d), 10/20/2031	7,500,000	7,503,990
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 90-day average SOFR + 1.962%, 7.279% (d), 1/17/2033	5,000,000	5,019,460
Bryant Park Funding Ltd., “A1”, Series 2023-21A, 144A, 90-day average SOFR + 2.05%, 7.377% (d), 10/18/2036	900,000	911,434
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 90-day average SOFR + 1.662%, 6.979% (d), 4/17/2031	4,000,000	4,008,156
Carlyle U.S. CLO Ltd., “B”, Series 2018-2A, 144A, 90-day average SOFR + 2.312%, 7.64% (d), 10/15/2031	3,000,000	3,003,768
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,607,396
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,501,469
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 30-day average SOFR + 0.254%, 5.583% (d), 1/15/2037	488,609	443,848
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.038%, 12/25/2036	1,679,062	1,338,574
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	947,500	924,737
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 90-day average SOFR + 1.912%, 7.24% (d), 7/15/2030	500,000	500,633
Eaton Vance CLO Ltd., “AR2”, Series 2019-1A, 144A, 90-day average SOFR + 1.51%, 6.84% (d), 7/15/2037	1,500,000	1,499,044
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	388,995	393,706
Empower CLO Ltd., “A1”, Series 2024-2A, 144A, 90-day average SOFR + 1.52%, 6.846% (d), 7/15/2037	1,412,000	1,412,722
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/19/2039	1,000,000	965,351
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 90-day average SOFR + 1.612%, 6.929% (d), 4/17/2031	2,500,000	2,502,847
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	754,501
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	193,755	185,865
“B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	3,178,879	3,192,501
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	937,171	938,032
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,169,070
HPEFS Equipment Trust, “C”, Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,515,903
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,838,758
LCM XVI LP, “BR2”, Series 16A, 144A, 90-day average SOFR + 2.012%, 7.34% (d), 10/15/2031	2,120,000	2,121,100

Mosaic Solar Loan Trust:
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	4,443,160	3,834,361
“C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	1,066,048
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	473,388
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	152,588	141,918
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	113,190	106,644
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	314,072	298,160
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	307,878	292,396
“B”, Series 2024-1A, 144A, 5.51%, 2/20/2043	1,544,308	1,542,134
MVW Owner Trust:
“A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	582,403	568,042
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	1,411,025	1,402,287
Neuberger Berman CLO XVIII Ltd., “A2R2”, Series 2014-18A, 144A, 90-day average SOFR + 1.962%, 7.286% (d), 10/21/2030	1,800,000	1,800,056
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	969,552
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	501,320	471,634
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	960,354	892,289
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	376,129	362,918
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	496,754
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.712%, 7.04% (d), 1/15/2034	3,000,000	3,000,945
RR 17 Ltd., “B”, Series 2021-17A, 144A, 90-day average SOFR + 2.162%, 7.49% (d), 7/15/2034	7,000,000	7,007,791
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	195,454	189,018
Sixth Street CLO XXV Ltd., “B”, Series 2024-25A, 144A, 90-day average SOFR + 1.8%, 7.123% (d), 7/24/2037	2,700,000	2,702,722
Venture XXVI CLO Ltd., “BR”, Series 2017-26A, 144A, 90-day average SOFR + 1.962%, 7.286% (d), 1/20/2029	450,000	450,468
Voya CLO Ltd.:
“A3R2”, Series 2016-3A, 144A, 90-day average SOFR + 1.7%, 7.025% (d), 10/18/2031	5,000,000	5,003,150
“B”, Series 2024-1A, 144A, 90-day average SOFR + 2.0%, 7.326% (d), 4/15/2037	2,650,000	2,677,825
Zais CLO 13 Ltd., “A1A”, Series 2019-13A, 144A, 90-day average SOFR + 1.752%, 7.08% (d), 7/15/2032	2,475,947	2,480,465
		99,021,168
Total Asset-Backed (Cost $183,189,631)		180,508,399

Commercial Mortgage-Backed Securities 9.4%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	2,500,000	2,167,003
“C”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	1,000,000	872,784
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.056% (d), 6/15/2035	3,500,000	3,473,818
Bank, “A5”, Series 2021-BN34, 2.438%, 6/15/2063	500,000	403,351
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 30-day average SOFR + 1.697%, 7.026% (d), 12/15/2035	500,000	474,028
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 30-day average SOFR + 1.547%, 6.876% (d), 7/15/2035	2,500,000	2,496,395
BPR Trust:
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.593% (d), 9/15/2038	506,000	497,778
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.143% (d), 9/15/2038	340,000	334,475

BX Commercial Mortgage Trust:
“B”, Series 2020-VIV3, 144A, 3.662%, 3/9/2044	2,000,000	1,765,154
“A”, Series 2019-IMC, 144A, 30-day average SOFR + 1.046%, 6.375% (d), 4/15/2034	941,959	931,371
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.675% (d), 4/15/2034	3,500,000	3,434,433
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.143% (d), 10/15/2037	1,176,000	1,162,035
BX Trust:
“D”, Series 2019-OC11, 144A, 4.075% (d), 12/9/2041	2,500,000	2,210,473
“D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.339% (d), 10/15/2036	1,725,000	1,692,676
BXP Trust:
“B”, Series 2021-601L, 144A, 2.868% (d), 1/15/2044	2,000,000	1,508,726
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.226% (d), 11/15/2034	500,000	463,898
“B”, Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.476% (d), 11/15/2034	3,960,000	3,327,057
CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,000,000	2,657,844
Citigroup Commercial Mortgage Trust, “F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.193% (d), 10/15/2038	1,600,000	1,573,339
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.541% (d), 11/15/2037	4,914,953	4,896,522
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,301,503	1,226,718
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	934,165
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.693% (d), 10/15/2037	2,756,000	2,584,061
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	924,134
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,706,225
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 30-day average SOFR + 1.077%, 6.406% (d), 6/15/2033	2,500,000	2,119,977
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 1.024% (d), 6/25/2029	17,800,000	681,017
“X1”, Series K058, Interest Only, 1.032% (d), 8/25/2026	21,782,661	340,226
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 4.095% (d), 12/10/2036	5,000,000	4,875,880
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 7.335% (d), 1/25/2051	505,051	501,930
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.085% (d), 1/25/2051	1,808,000	1,819,859
GS Mortgage Securities Corp. Trust, “B”, Series 2021-IP, 144A, 30-day average SOFR + 1.264%, 6.593% (d), 10/15/2036	3,000,000	2,930,625
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 3.976% (d), 7/10/2046	392,591	374,281
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	147,495
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 30-day average SOFR + 1.941%, 7.27% (d), 5/15/2037	750,000	748,125
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.792% (d), 11/15/2036	3,173,077	3,135,656
Hudson Yards Mortgage Trust, “A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,777,295
JPMDB Commercial Mortgage Securities Trust:
“A5”, Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,546,836
“AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	907,972
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,156,319
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	883,876
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.586% (d), 6/15/2035	4,312,431	4,032,123

JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 7.261% (d), 6/15/2039	4,000,000	3,984,989
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	889,025
Morgan Stanley Capital I Trust:
“A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	953,288
“B”, Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.828% (d), 7/15/2035	1,568,800	1,566,843
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,850,500
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 1.141% (d), 12/15/2056	15,204,265	977,958
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917% (d), 11/15/2032	2,000,000	1,709,800
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.693% (d), 1/15/2036	2,378,000	2,266,790
“B”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.614%, 6.943% (d), 1/15/2036	1,166,000	1,094,239
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.443% (d), 7/15/2038	2,362,000	1,878,656
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 7.07% (d), 5/15/2039	500,000	497,500
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	815,724
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.099% (d), 11/15/2036	500,000	492,969
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,210,791
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,129,858
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.139% (d), 12/15/2050	22,840,120	626,575
“XA”, Series 2017-C1, Interest Only, 1.659% (d), 6/15/2050	17,826,939	579,468
WB Commercial Mortgage Trust, “A”, Series 2024-HQ, 144A, 6.134%, 3/15/2040	500,000	499,512
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.584% (d), 9/15/2031	200,000	186,256
“A2”, Series 2016-C34, 2.603%, 6/15/2049	74,375	74,175
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	50,584	49,903
“C”, Series 2021-SAVE, 144A, 30-day average SOFR + 1.914%, 7.243% (d), 2/15/2040	2,051,200	2,025,578
“D”, Series 2021-SAVE, 144A, 30-day average SOFR + 2.614%, 7.943% (d), 2/15/2040	800,000	796,192
WFRBS Commercial Mortgage Trust, “AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	234,909
Total Commercial Mortgage-Backed Securities (Cost $108,368,729)		103,089,453

Collateralized Mortgage Obligations 5.9%
Angel Oak Mortgage Trust, “A1”, Series 2021-1, 144A, 0.909%, 1/25/2066	447,550	377,862
Banc of America Mortgage Trust:
“2A3”, Series 2005-J, 5.073% (d), 11/25/2035	50,959	44,792
“2A8”, Series 2003-J, 5.083% (d), 11/25/2033	102,372	90,747
“A15”, Series 2006-2, 6.0%, 7/25/2046	5,513	4,596
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,116,174	970,606
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 5.664% (d), 1/25/2034	224,652	194,393
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 6.685% (d), 2/25/2050	1,911,107	1,834,010
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.885% (d), 2/25/2050	995,944	929,013
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	299,712	260,663

COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	230,832	200,022
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	753,164	629,609
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,805,255	1,480,297
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	764,078	636,775
“A3”, Series 2024-1, 144A, 6.139%, 2/25/2069	58,640	58,190
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.985% (d), 12/25/2041	500,000	503,435
“1M1”, Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 7.635% (d), 5/25/2043	2,875,820	2,955,055
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.435% (d), 3/25/2042	250,000	260,405
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	66,805	66,604
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.407% (d), 5/25/2043	1,166,301	851,385
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	548,109	445,073
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,264,619	1,809,915
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	648,381	580,533
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	4,329,993	533,702
“PK”, Series 1751, 8.0%, 9/15/2024	726	725
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon , 11/25/2053	8,427,513	6,970,419
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,676,360	401,780
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,458,064	499,346
“DE”, Series 2014-18, 4.0%, 8/25/2042	210,827	203,097
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	856,929	76,402
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	40,133	6,643
“DU”, Series 2024-9, 5.5%, 3/25/2054	3,707,099	3,610,393
“1A6”, Series 2007-W8, 6.734% (d), 9/25/2037	259,291	263,240
Federal National Mortgage Association Connecticut Avenue Securities, “1B1”, Series 2024-R01, 144A, 30-day average SOFR + 2.7%, 8.035% (d), 1/25/2044	1,000,000	1,019,009
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.135% (d), 11/25/2041	1,200,000	1,212,337
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.735% (d), 2/25/2042	1,000,000	1,024,973
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.9% (d), 3/25/2049	297,097	300,811
“M2”, Series 2019-DNA1, 144A, 30-day average SOFR + 2.764%, 8.1% (d), 1/25/2049	46,587	47,519
“M1B”, Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 8.585% (d), 4/25/2043	2,000,000	2,117,504
FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	514,740	472,505
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	629,989	527,268
Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,166,942	961,296
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,189,186	442,490
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,612,328	704,808
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	7,968,852	835,926
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	7,741,200	1,008,960
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	112,524	25,795
Government National Mortgage Association REMICS, “HJ”, Series 2024-8, 5.0%, 1/20/2054	5,592,497	5,283,329
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	84,946	78,779

Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,091,814	931,126
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	618,383	508,321
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,113,214	2,071,731
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.885% (d), 3/25/2051	1,257,659	1,223,077
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 7.135% (d), 3/25/2051	636,857	601,189
“M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.71% (d), 10/25/2057	2,206,016	2,221,345
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 8.085% (d), 3/25/2051	706,430	655,230
JPMorgan Mortgage Trust, “6A1”, Series 2005-A6, 6.25%, 8/25/2035	137,871	132,208
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 6.689% (d), 12/25/2034	5,004	4,701
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	152,162	143,019
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	381,440	329,400
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0%, 7/25/2032	30,508	30,002
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.635% (d), 2/25/2043	592,366	559,445
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	299,172	278,518
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,913,089
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,309,947
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	320,552	287,618
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	379,446	361,348
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,346,471
“A1”, Series 2020-2, 144A, 3.226% (d), 5/25/2060	7,192	7,143
“A1”, Series 2019-INV2, 144A, 3.913%, 7/25/2059	49,623	48,731
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	173,660	163,133
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.485% (d), 7/25/2059	2,340,009	2,416,326
Total Collateralized Mortgage Obligations (Cost $68,417,028)		64,356,280

Government & Agency Obligations 9.7%
Other Government Related (e) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,484,288
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	499,695
Vnesheconombank:
144A, 5.942%, 11/21/2023* (f)	500,000	0
144A, 6.025%, 7/5/2022* (f)	1,500,000	0
		2,983,983
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,852,411
U.S. Treasury Obligations 9.2%
U.S. Treasury Bills, 5.247% (g), 9/12/2024 (h)	1,000,000	989,379
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027	11,682,180	11,104,017
U.S. Treasury Notes:
0.25%, 5/31/2025	10,000,000	9,562,207
0.375%, 11/30/2025	1,000,000	938,164
0.375%, 1/31/2026	5,000,000	4,659,961
0.625%, 8/15/2030	4,000,000	3,205,625
0.875%, 9/30/2026	4,000,000	3,681,406

1.125%, 1/15/2025	8,000,000	7,823,984
1.5%, 8/15/2026	5,000,000	4,678,906
1.625%, 10/31/2026	12,000,000	11,206,406
1.75%, 7/31/2024	3,000,000	2,991,074
1.875%, 2/15/2032	4,000,000	3,357,812
2.25%, 11/15/2024	10,000,000	9,884,375
2.875%, 5/31/2025	8,000,000	7,835,391
3.0%, 9/30/2025	4,000,000	3,902,500
4.375%, 11/30/2028	6,000,000	5,999,063
4.625%, 3/15/2026	4,500,000	4,484,356
4.75%, 7/31/2025	5,000,000	4,982,227
		101,286,853
Total Government & Agency Obligations (Cost 109,824,630)		106,123,247

	Shares	Value ($)

Exchange-Traded Funds 0.2%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost $2,621,850)	105,000	2,621,850

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j) (Cost $9,724,445)	9,724,445	9,724,445

Cash Equivalents 6.0%
DWS Central Cash Management Government Fund, 5.36% (i)	65,602,932	65,602,932
DWS ESG Liquidity Fund "Capital Shares", 5.35% (i)	13,339	13,337
Total Cash Equivalents (Cost $65,616,262)		65,616,269

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,173,178,840)	105.2	1,152,703,553
Other Assets and Liabilities, Net	(5.2)	(57,282,686)
Net Assets	100.0	1,095,420,867
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j)
6,253,290	3,471,155 (k)	—	—	—	57,327	—	9,724,445	9,724,445
Cash Equivalents 6.0%
DWS Central Cash Management Government Fund, 5.36% (i)
6,725,362	383,502,524	324,624,954	—	—	892,390	—	65,602,932	65,602,932
DWS ESG Liquidity Fund "Capital Shares", 5.35% (i)
12,806	530	—	—	1	529	—	13,339	13,337
12,991,458	386,974,209	324,624,954	—	1	950,246	—	75,340,716	75,340,714

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $9,344,551, which is 0.9% of net assets.

(c)	When-issued or delayed delivery securities included.
(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Investment was valued using significant unobservable inputs.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2024	37	4,005,925	4,069,422	63,497
5 Year U.S. Treasury Note	USD	9/30/2024	110	11,725,364	11,723,594	(1,770)
Euro-BOBL	EUR	9/6/2024	91	11,240,775	11,347,834	107,059
Euro-Schatz	EUR	9/6/2024	194	21,859,197	21,960,696	101,499
Total net unrealized appreciation						270,285

At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,100,000	USD	5,470,741	9/20/2024	(12,631)	Citigroup, Inc.
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$581,245,882	$—	$581,245,882
Mortgage-Backed Securities Pass-Throughs	—	39,417,728	—	39,417,728
Asset-Backed (a)	—	180,508,399	—	180,508,399
Commercial Mortgage-Backed Securities	—	103,089,453	—	103,089,453
Collateralized Mortgage Obligations	—	64,356,280	—	64,356,280
Government & Agency Obligations (a)	—	106,123,247	0	106,123,247
Exchange-Traded Funds	2,621,850	—	—	2,621,850
Short-Term Investments (a)	75,340,714	—	—	75,340,714
Derivatives (b)
Futures Contracts	272,055	—	—	272,055
Total	$78,234,619	$1,074,740,989	$0	$1,152,975,608

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,770)	$—	$—	$(1,770)
Forward Foreign Currency Contracts	—	(12,631)	—	(12,631)
Total	$(1,770)	$(12,631)	$—	$(14,401)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$—	$270,285
Foreign Exchange Contracts	$(12,631)	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH3
R-080548-2 (1/25)